Redeemable Noncontrolling Interests and Equity - Schedule of Capital Stock (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Schedule of Capital Stock [Line Items]
Total shares, Authorized	401,500,000	401,500,000	401,500,000
Total shares, Issued	50,026,464	49,982,964	49,982,964
Total shares, Treasury Stock
Total shares, Outstanding	50,026,464	49,982,964	49,982,964
Class A Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Total shares, Authorized	300,000,000	300,000,000	300,000,000
Total shares, Issued	21,796,464	13,252,964	13,252,964
Total shares, Treasury Stock
Total shares, Outstanding	21,796,464	13,252,964	13,252,964
Class V Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Total shares, Authorized	100,000,000	100,000,000	100,000,000
Total shares, Issued	26,730,000	35,230,000	35,230,000
Total shares, Treasury Stock
Total shares, Outstanding	26,730,000	35,230,000	35,230,000
Class A Convertible Preferred Units [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001		$ 0.0001
Total shares, Authorized	1,500,000		1,500,000
Total shares, Issued	1,500,000		1,500,000
Total shares, Treasury Stock
Total shares, Outstanding	1,500,000		1,500,000